UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-02151

              Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bancroft Fund Ltd.

Semiannual Report — April 30, 2019

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended April 30, 2019, the net asset value (NAV) total return of the Bancroft Fund Ltd. was 10.3%, compared with total returns of 9.3% and 10.3% for the ICE Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 16.9%. The Fund’s NAV per share was $24.63, while the price of the publicly traded shares closed at $21.67 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through April 30, 2019 (a)(b) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (04/20/71)
Bancroft Fund Ltd.
NAV Total Return (c)	10.32%	11.43%	12.06%	7.80%	11.35%	8.94%
Investment Total Return (d)	16.91	14.59	14.43	9.54	12.33	9.57
ICE Bank of America Merrill Lynch U.S. Convertibles Index	9.29	10.96	12.56	7.71	12.29	N/A	(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	10.32	12.79	8.69	4.70	9.54	N/A	(f)
Standard & Poor’s (S&P) 500 Index	9.76	13.49	14.87	11.63	15.32	10.43	(g)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. NAV returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance commonly used to represent the U.S. equity market. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial NAV of $22.92.

(d)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial offering price of $25.00.

(e)	The ICE Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.
(g)	From April 30, 1971, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings

The following table presents portfolio holdings as a percent of total investments as of April 30, 2019:

Bancroft Fund Ltd.

Computer Software and Services	17.8%
Health Care	15.0%
Financial Services	14.5%
Energy and Utilities	9.5%
Semiconductors	8.9%
Diversified Industrial	7.8%
Communications Equipment	4.4%
Telecommunications	3.6%
Business Services	3.4%
Consumer Services	3.2%
Entertainment	2.6%
Aerospace	1.8%

Transportation	1.7%
Real Estate Investment Trusts	1.5%
Automotive	1.1%
Agriculture	0.8%
Metals and Mining	0.7%
Equipment and Supplies	0.6%
U.S. Government Obligations	0.5%
Electronics	0.3%
Retail	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the NYSE MKT that, as of June 10, 2019, she was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Bancroft Fund Ltd.

Schedule of Investments — April 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 76.6%
	Aerospace — 1.8%
$ 2,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$2,039,900	$2,867,712

	Automotive — 1.1%
1,000,000	NIO Inc., 4.500%, 02/01/24(a)	976,162	794,448
1,000,000	Tesla Inc., 1.250%, 03/01/21	946,892	983,418

		1,923,054	1,777,866

	Business Services — 3.1%
1,500,000	Perficient Inc., 2.375%, 09/15/23(a)	1,463,271	1,515,872
1,040,000	RingCentral Inc., Zero Coupon, 03/15/23	1,039,931	1,575,903
1,500,000	Square Inc., 0.500%, 05/15/23(a)	1,661,137	1,794,704

		4,164,339	4,886,479

	Communications Equipment — 4.4%
1,500,000	Harmonic Inc., 4.000%, 12/01/20	1,529,271	1,758,880
2,000,000	InterDigital, Inc., 1.500%, 03/01/20	2,017,957	2,092,335
2,459,000	Lumentum Holdings Inc., 0.250%, 03/15/24	2,485,996	3,066,543

		6,033,224	6,917,758

	Computer Software and Services — 17.1%
1,725,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	1,600,863	1,550,529
875,000	Coupa Software Inc., 0.375%, 01/15/23(a)	993,143	2,059,928
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36	2,564,848	2,676,413
1,000,000	GDS Holdings Ltd., 2.000%, 06/01/25(a)	849,367	1,007,177
1,987,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	2,201,374	3,091,027
1,190,000	LivePerson Inc., 0.750%, 03/01/24(a)	1,199,110	1,233,197
1,500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	1,478,891	1,940,625
1,776,000	New Relic Inc., 0.500%, 05/01/23(a)	1,843,509	2,079,844
1,548,000	Nice Systems Inc., 1.250%, 01/15/24	1,604,360	2,643,671
500,000	Okta Inc., 0.250%, 02/15/23	520,159	1,108,906
340,000	Pluralsight Inc., 0.375%, 03/01/24(a)	340,000	388,377

Principal Amount		Cost	Market Value
$ 1,500,000	PROS Holdings Inc., 2.000%, 06/01/47	$1,331,288	$1,767,174
400,000	Q2 Holdings Inc., 0.750%, 02/15/23	407,038	562,557
1,500,000	Splunk Inc., 1.125%, 09/15/25(a)	1,513,937	1,752,121
1,500,000	The Priceline Group Inc., 0.350%, 06/15/20	1,733,812	2,148,061
1,000,000	Vocera Communications Inc., 1.500%, 05/15/23(a)	1,125,638	1,180,991

		21,307,337	27,190,598

	Consumer Services — 3.2%
1,000,000	Chegg Inc., 0.125%, 03/15/25(a)	996,767	961,250
2,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	2,026,268	2,339,198
2,000,000	Quotient Technology Inc., 1.750%, 12/01/22	1,964,348	1,865,396

		4,987,383	5,165,844

	Diversified Industrial — 4.4%
750,000	Chart Industries Inc., 1.000%, 11/15/24(a)	752,481	1,201,206
1,749,000	Kaman Corp., 3.250%, 05/01/24	1,792,189	1,992,767
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,008,728	1,093,117
1,457,000	Team Inc., 5.000%, 08/01/23	1,433,335	1,553,945
1,000,000	TimkenSteel Corp., 6.000%, 06/01/21	1,021,263	1,127,109

		6,007,996	6,968,144

	Electronics — 0.3%
515,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	515,000	516,524

	Energy and Utilities — 4.1%
2,000,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,299,942	1,590,000
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26	1,507,844	1,364,000
917,000	Newpark Resources Inc., 4.000%, 12/01/21	974,310	1,012,806
3,000,000	SunPower Corp., 4.000%, 01/15/23	2,540,844	2,497,500

		6,322,940	6,464,306

	Entertainment — 2.6%
340,000	Bilibili Inc., 1.375%, 04/01/26(a)	340,000	336,479
2,000,000	DISH Network Corp., 3.375%, 08/15/26	1,882,875	1,839,625

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Entertainment (Continued)
$ 1,250,000	Gannett Co. Inc., 4.750%, 04/15/24	$1,297,931	$1,299,860
1,625,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	1,373,803	651,914

		4,894,609	4,127,878

	Financial Services — 5.3%
1,250,000	Encore Capital Group Inc., 3.250%, 03/15/22	1,162,837	1,157,031
1,500,000	GSV Capital Corp., 4.750%, 03/28/23	1,500,000	1,399,950
1,000,000	Heritage Insurance Holdings Inc., 5.875%, 08/01/37	1,000,000	1,133,054
2,000,000	IIP Operating Partnership LP, 3.750%, 02/21/24(a)	2,000,000	2,517,850
1,116,000	LendingTree Inc., 0.625%, 06/01/22	1,156,604	2,144,115

		6,819,441	8,352,000

	Health Care — 14.0%
550,000	Array BioPharma Inc., 2.625%, 12/01/24(a)	627,735	908,522
1,550,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	1,526,464	1,597,311
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,019,157	1,096,536
535,000	DexCom Inc., 0.750%, 12/01/23(a)	535,000	558,407
1,500,000	Evolent Health Inc., 1.500%, 10/15/25(a)	1,462,938	1,238,450
1,330,000	Exact Sciences Corp., 0.375%, 03/15/27	1,331,976	1,500,504
750,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	750,000	755,156
1,566,000	Insulet Corp., 1.375%, 11/15/24(a)	1,693,091	1,788,280
500,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	487,207	467,858
500,000	Invacare Corp., 4.500%, 06/01/22	502,204	416,751
1,384,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	1,427,362	1,673,721
1,000,000	NuVasive Inc., 2.250%, 03/15/21	1,031,928	1,151,278
1,500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	1,536,978	1,500,938
2,000,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24(a)	1,949,755	1,556,000
400,000	Retrophin Inc., 2.500%, 09/15/25	406,721	355,526

Principal Amount		Cost	Market Value
$ 1,500,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	$1,574,981	$1,519,842
1,370,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	1,464,555	1,427,770
1,200,000	Teladoc Health Inc., 3.000%, 12/15/22	1,221,399	1,820,486
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	1,000,000	995,438

		21,549,451	22,328,774

	Metals and Mining — 0.7%
500,000	Arconic Inc., 1.625%, 10/15/19	500,458	498,288
600,000	Royal Gold Inc., 2.875%, 06/15/19	599,693	602,280

		1,100,151	1,100,568

	Retail — 0.3%
400,000	Guess? Inc., 2.000%, 04/15/24(a)	400,000	417,356

	Semiconductors — 8.9%
750,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	785,601	2,648,295
1,500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	1,579,712	2,094,693
1,500,000	Inphi Corp., 1.125%, 12/01/20	1,545,359	1,890,000
2,000,000	Knowles Corp., 3.250%, 11/01/21	2,039,738	2,427,600
2,386,000	Rambus Inc., 1.375%, 02/01/23	2,389,066	2,271,233
1,750,000	Teradyne Inc., 1.250%, 12/15/23	1,825,356	2,872,914

		10,164,832	14,204,735

	Telecommunications — 3.6%
520,000	8x8 Inc., 0.500%, 02/01/24(a)	521,657	586,716
2,000,000	Infinera Corp., 2.125%, 09/01/24	1,934,007	1,572,122
1,750,000	Twilio Inc., 0.250%, 06/01/23(a)	1,753,260	3,508,572

		4,208,924	5,667,410

	Transportation — 1.7%
2,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,966,284	2,076,683

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Transportation (Continued)
$ 690,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	$689,576	$610,485

		2,655,860	2,687,168

	TOTAL CONVERTIBLE CORPORATE BONDS	105,094,441	121,641,120

Shares
	CONVERTIBLE PREFERRED STOCKS — 5.6%
	Agriculture — 0.8%
12,500	Bunge Ltd., 4.875%	1,219,405	1,237,500

	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000% (b)	1,294,693	436,009
272,728	Amerivon Holdings LLC, common equity units (b)	—	16,364

		1,294,693	452,373

	Financial Services — 4.5%
2,000	Bank of America Corp., 7.250%	1,972,540	2,641,020
40,000	Landmark Infrastructure Partners LP, 7.000%	1,000,000	999,200
15,000	QTS Realty Trust Inc., 6.500%	1,500,000	1,656,600
1,500	Wells Fargo & Co., 7.500%	1,007,238	1,961,160

		5,479,778	7,257,980

	TOTAL CONVERTIBLE PREFERRED STOCKS	7,993,876	8,947,853

	MANDATORY CONVERTIBLE SECURITIES (c) — 17.3%
	Computer Software and Services — 0.7%
10,000	MTS Systems Corp., 8.750%, 07/01/19	1,048,578	1,119,193

	Diversified Industrial — 3.4%
15,000	Colfax Corp., 5.750%, 01/15/22	1,556,270	2,010,900
30,311	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,568,594	1,589,206
30,100	Rexnord Corp., 5.750%, 11/15/19	1,549,480	1,765,365

		4,674,344	5,365,471

	Energy and Utilities — 5.4%
25,180	American Electric Power Co. Inc., 6.125%, 03/15/22	1,269,074	1,308,856
3,325	Aqua America Inc., 6.000%, 04/30/22	166,250	181,480

Shares		Cost	Market Value
37,200	CenterPoint Energy Inc., 7.000%, 09/01/21	$1,913,754	$1,980,528
20,000	Dominion Energy, Inc., 6.750%, 08/15/19	973,596	1,004,600
18,600	DTE Energy Co., 6.500%, 10/01/19	960,300	1,038,066
10,000	NextEra Energy Inc., 6.123%, 09/01/19	571,990	624,000
	Sempra Energy,
5,369	6.000%, 01/15/21	546,900	573,892
5,000	6.750%, 07/15/21	508,670	537,650
25,530	South Jersey Industries Inc., 7.250%, 04/15/21	1,339,640	1,318,114

		8,250,174	8,567,186

	Equipment and Supplies — 0.6%
1,000	Danaher Corp., 4.750%, 04/15/22	1,009,120	1,053,500

	Financial Services — 4.7%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	1,000,000	1,616,250
15,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19 (a)	1,725,000	3,108,525
14,800	Assurant Inc., 6.500%, 03/15/21	1,521,094	1,539,348
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	995,213	1,171,920

		5,241,307	7,436,043

	Health Care — 1.0%
27,747	Becton Dickinson and Co., 6.125%, 05/01/20	1,505,573	1,651,224

	Real Estate Investment Trusts — 1.5%
2,060	Crown Castle International Corp., 6.875%, 08/01/20	2,126,301	2,377,219

	TOTAL MANDATORY CONVERTIBLE SECURITIES	23,855,397	27,569,836

	COMMON STOCKS — 0.0%
	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	1,500	1,821

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2019 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(b)	$0	$0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$ 737,000	U.S. Treasury Bills, 2.348% to 2.388%††, 06/27/19 to 07/11/19	733,963	733,942

TOTAL INVESTMENTS — 100.0%		$137,679,177	158,894,572

Other Assets and Liabilities (Net)			518,273

PREFERRED STOCK (1,200,000 preferred shares outstanding)			(30,000,000)

NET ASSETS — COMMON STOCK (5,255,255 common shares outstanding)			$129,412,845

NET ASSET VALUE PER COMMON SHARE ($129,412,845 ÷ 5,255,255 shares outstanding)			$24.63

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the market value of Rule 144A securities amounted to $46,915,239 or 29.53% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $137,679,177)	$158,894,572
Cash	35,236
Dividends and interest receivable	774,720
Deferred offering expense	71,161
Prepaid expenses	3,127

Total Assets	159,778,816

Liabilities:
Distributions payable	156,771
Payable for investment advisory fees	92,058
Payable for payroll expenses	30,350
Payable for accounting fees	7,500
Payable for shareholder communications expenses	38,210
Payable for legal and audit fees	25,231
Other accrued expenses	15,851

Total Liabilities	365,971

Preferred Shares:
Series A Cumulative Preferred Shares (5.375%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$129,412,845

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$105,591,068
Total distributable earnings	23,821,777

Net Assets	$129,412,845

Net Asset Value per Common Share:
($129,412,845 ÷ 5,255,255 shares outstanding at $0.01 par value; unlimited number of shares authorized)	$24.63

Statement of Operations

For the Six Months Ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$916,390
Interest	941,260

Total Investment Income	1,857,650

Expenses:
Investment advisory fees	537,354
Trustees’ fees	60,685
Shareholder communications expenses	41,517
Payroll expenses	27,784
Legal and audit fees	25,436
Accounting fees	22,500
Shareholder services fees	13,171
Custodian fees	7,118
Interest expense	181
Miscellaneous expenses	29,548

Total Expenses	765,294

Less:
Expenses paid indirectly by broker (See Note 3)	(773)

Net Expenses	764,521

Net Investment Income	1,093,129

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,632,156

Net change in unrealized appreciation on investments	7,756,936

Net Realized and Unrealized Gain on Investments	12,389,092

Net Increase in Net Assets Resulting from Operations	13,482,221

Total Distributions to Preferred Shareholders	(801,771)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$12,680,450

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net investment income	$1,093,129	$1,549,359
Net realized gain on investments	4,632,156	13,969,337
Net change in unrealized appreciation on investments	7,756,936	(8,224,852)

Net Increase in Net Assets Resulting from Operations	13,482,221	7,293,844

Distributions to Preferred Shareholders	(801,771)	(1,612,500)

Net Increase in Net Asset Attributable to Common Shareholders Resulting from Operations	12,680,450	5,681,344

Distributions to Common Shareholders	(9,706,286)	(6,091,072)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	4,072,227	1,080,809
Net decrease from repurchase of common shares (includes transaction costs)	(1,559,380)	(3,999,171)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	2,512,847	(2,918,362)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	5,487,011	(3,328,090)
Net Assets Attributable to Common Shareholders:
Beginning of year	123,925,834	127,253,924

End of period	$129,412,845	$123,925,834

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2019	Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015		2014
Operating Performance:
Net asset value, beginning of year	$24.22	$24.24	$22.02	$23.19	$23.59		$22.13

Net investment income	0.23	0.25	0.51	0.44	0.17		0.19
Net realized and unrealized gain on investments	2.20	1.11	3.33	0.50	0.23		1.74

Total from investment operations	2.43	1.36	3.84	0.94	0.40		1.93

Distributions to Preferred Shareholders: (a)
Net investment income	(0.03)*	(0.19)	(0.07)	(0.03)	—		—
Net realized gain	(0.13)*	(0.12)	(0.24)	(0.04)	—		—

Total distributions to preferred shareholders	(0.16)	(0.31)	(0.31)	(0.07)	—		—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2.27	1.05	3.53	0.87	0.40		1.93

Distributions to Common Shareholders:
Net investment income	(0.38)*	(0.71)	(0.29)	(0.85)		(0.39)	(0.56)
Net realized gain	(1.50)*	(0.45)	(0.98)	(0.92)		(0.51)	—

Total distributions to common shareholders	(1.88)	(1.16)	(1.27)	(1.77)		(0.90)	(0.56)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.04	0.11	—	0.04	0.10		0.11
Decrease in net asset value from common shares issued upon reinvestment of distributions	(0.02)	(0.02)	(0.03)	(0.10)	(0.00	)(b)	(0.02)
Offering costs for preferred shares charged to paid-in capital	—	(0.00)	(0.01)	(0.21)	—		—

Total Fund share transactions	0.02	0.09	(0.04)	(0.27)	0.10		0.09

Net Asset Value Attributable to Common Shareholders, End of Period	$24.63	$24.22	$24.24	$22.02	$23.19		$23.59

NAV total return†	10.32%	4.58%	16.29%	2.85%		2.71%	9.71%

Market value, end of period	$21.67	$20.41	$21.90	$20.81	$19.50		$20.09

Investment total return††	16.91%	(1.77)%	11.75%	17.23%		1.42%	12.25%

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2019		Year Ended October 31,
	(Unaudited)		2018		2017		2016		2015	2014
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$159,413		$153,926		$157,254		$144,040		—	—
Net assets attributable to common shares, end of period (in 000’s)	$129,413		$123,926		$127,254		$114,040		$118,435	$123,667
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.81	%(c)	1.17%		2.09%		1.98%		0.80%	1.00%
Ratio of operating expenses to average net assets attributable to common shares	1.27	%(c)(d)(e)	1.22	%(d)(e)	1.28	%(d)(e)	1.15	%(d)(e)	1.10%	1.10%
Portfolio turnover rate	17.0%		43.0%		33.0%		50.0%		48.0%	43.0%
Cumulative Preferred Shares:
5.375% Series A Preferred
Liquidation value, end of period (in 000’s)	$ 30,000		$ 30,000		$ 30,000		$ 30,000		—	—
Total shares outstanding (in 000’s)	1,200		1,200		1,200		1,200		—	—
Liquidation preference per share	$ 25.00		$ 25.00		$ 25.00		$ 25.00		—	—
Average market value (f)	$ 24.97		$ 25.24		$ 25.11		$ 25.49		—	—
Asset coverage per share	$ 132.84		$ 128.27		$ 131.04		$ 120.03		—	—
Asset Coverage	531%		513%		524%		480%		—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized. Prior to November 1, 2015, reinvestments of distributions were at market prices on the payable date.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratios of operating expenses to average net assets including liquidation value of preferred shares for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, and 2016 were 1.02%, 0.99%, 1.03%, and 1.08%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, and 2016, there was no impact on the expense ratios.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited)

1. Organization. Bancroft Fund Ltd. currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced in April 1971.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds(a)	—	$121,641,120	—	$121,641,120
Convertible Preferred Stocks:
Business Services	—	—	$452,373	452,373
Other Industries (a)	$8,495,480	—	—	8,495,480
Total Convertible Preferred Stocks	8,495,480	—	452,373	8,947,853
Mandatory Convertible Securities:
Computer Software and Services	—	1,119,193	—	1,119,193
Financial Services	2,711,268	4,724,775	—	7,436,043
Other Industries (a)	19,014,600	—	—	19,014,600
Total Mandatory Convertible Securities	21,725,868	5,843,968	—	27,569,836
Common Stocks (a)	1,821	—	—	1,821
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	733,942	—	733,942
TOTAL INVESTMENTS IN SECURITIES	$30,223,169	$128,219,030	$452,373	$158,894,572

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2019 and the fiscal year ended October 31, 2018, the Fund did not have transfers into or out of Level 3.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for the Fund for which significant unobservable inputs were used to determine fair value

	Balance as of 10/31/18	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 04/30/19	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 04/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds(a)	$ 0	—	$578	—	—	$(578)	—	—	—	—
Convertible Preferred Stocks(a)	450,098	—	—	$2,275	—	—	—	—	$452,373	$2,275
Warrants(a)	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$450,098	—	$578	$2,275	—	$(578)	—	—	$452,373	$2,275

†	Net change in unrealized appreciation/depreciation on investments is included in the Statement of Operations.
(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of April 30, 2019.

Description	Balance at 04/30/19	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stock (a)	$452,373	Acquisition price/cash flow analysis	Discount Range	0%
Warrants (a)	0	Bankruptcy	Discount Range	0%

TOTAL INVESTMENTS IN LEVEL 3 SECURITIES	$452,373

(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended April 30, 2019, the Fund did not incur periodic expenses charged by the Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities as of April 30, 2019, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. For certain securities known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to 5.375% Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended October 31, 2018 was as follows:

	Year Ended October 31, 2018
	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,270,313	$1,130,488
Net long term capital gains	1,820,759	482,013

Total distributions paid	$6,091,072	$1,612,501

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$137,685,704	$24,992,398	$(3,783,530)	$21,208,868

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended April 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets and 0.55% of the Fund’s average weekly net assets in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended April 30, 2019, the Fund paid $971 in brokerage commissions on security trades to G. research, LLC, an affiliate of the Adviser.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended April 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $773.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended April 30, 2019, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended April 30, 2019, the Fund paid or accrued $27,784 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Lead Independent Trustee receives an annual fee of $2,000 and the Audit and Nominating Committee Chairmen each receives an annual fee of $3,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2019, other than short term securities and U.S. Government obligations, aggregated $27,366,695 and $25,587,287, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended April 30, 2019, the Fund repurchased and retired 79,346 shares in the open market at an investment of $1,558,930 and an average discount of approximately 14.15% from its NAV. During the fiscal year ended October 31, 2018, the Fund repurchased and retired 182,873 of its common shares at an investment of $3,999,171 and an average discount of 13.58%, from its net asset value.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended April 30, 2019 and the year ended October 31, 2018 were as follows:

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	217,767	$4,072,227	49,807	$1,080,809
Net decrease from repurchase of common shares	(79,346)	(1,559,380)	(182,873)	(3,999,171)

Net increase/(decrease) from transactions in Fund shares	138,421	$2,512,847	(133,066)	$(2,918,362)

The Fund has an effective shelf registration authorizing the offering of an additional $100 million of common or preferred shares. As of April 30, 2019, after considering the Series A offering, the Fund has approximately $70 million available for issuance under the current shelf registration.

On August 9, 2016, the Fund issued 1,200,000 shares of 5.375% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,834,426, after the deduction of offering expenses of $945,000 and underwriting fees of $220,574. The liquidation value of Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.375%. The Series A Preferred is noncallable before August 9, 2021. At April 30, 2019, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $156,771.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Series A Preferred generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also currently have the right to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Series A Preferred, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Series A Preferred, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Series A Preferred and

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Jane D. O’Keeffe, Elizabeth C. Bogan, and Anthonie C. van Ekris as Trustees of the Fund, with 5,255,767 votes, 5,236,680 votes, and 5,216,390 votes cast in favor of these Trustees, and a total of 257,660 votes, 276,748 votes, and 297,037 votes withheld for these Trustees, respectively.

Mario J. Gabelli, Kinchen C. Bizzell, James P. Conn, Frank J. Fahrenkopf, Jr., Daniel D. Harding, Michael J. Melarkey, Kuni Nakamura, and Nicolas W. Platt continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

BANCROFT FUND LTD.

AND YOUR PERSONAL PRIVACY

Who are we?

The Bancroft Fund Ltd. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the NYSE, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell

Former Managing Director,

CAVU Securities

Elizabeth C. Bogan

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Jane D. O’Keeffe

Portfolio Manager,

Gabelli Funds, LLC

Nicolas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

Jane D. O’Keeffe

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Bethany Uhlein

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

BCV Q2/2019

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month#1 11/01/2018 through 11/30/2018	Common – 31,160 Preferred Series A – N/A	Common – $20.7139 Preferred Series A – N/A	Common – 31,160 Preferred Series A – N/A	Common – 5,116,834 -31,160 = 5,085,674 Preferred Series A – 1,200,000

Month#2 12/01/2018 through 12/31/2018	Common – 45,306 Preferred Series A – N/A	Common – $18.6148 Preferred Series A – N/A	Common – 45,306 Preferred Series A – N/A	Common – 5,085,674 - 43,306 = 5,040,368 Preferred Series A – 1,200,000

Month#3 01/01/2019 through 01/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,258,135 Preferred Series A – 1,200,000

Month#4 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,258,135 Preferred Series A – 1,200,000

Month#5 03/01/2019 through 03/31/2019	Common – 2,880 Preferred Series A – N/A	Common – $20.63 Preferred Series A – N/A	Common – 2,880 Preferred Series A – N/A	Common – 5,258,135 - 2,880 = 5,255,255 Preferred Series A – 1,200,000

Month#6 04/01/2019 through 04/30/2019	Common –N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 5,255,255 Preferred Series A – 1,200,000

Total	Common – 79,346 Preferred Series A – N/A	Common – $19.65 Preferred Series A – N/A	Common – 79,346 Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s semiannual or annual reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

  (a)(1)   Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bancroft Fund Ltd.

By (Signature and Title)* /s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date 7/3/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date 7/3/19

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 7/3/19

* Print the name and title of each signing officer under his or her signature.